Quarterly Report
September 30, 2021
Massachusetts
Investors Trust
MIT-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	627,042	$133,108,476
Howmet Aerospace, Inc.	1,276,176	39,816,691
Raytheon Technologies Corp.	659,551	56,695,004
		$229,620,171
Alcoholic Beverages – 2.4%
Diageo PLC	1,914,635	$92,252,961
Pernod Ricard S.A.	371,602	81,264,537
		$173,517,498
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	133,117	$95,187,182
NIKE, Inc., “B”	420,932	61,131,954
		$156,319,136
Biotechnology – 1.7%
Illumina, Inc. (a)	124,316	$50,423,813
Vertex Pharmaceuticals, Inc. (a)	386,923	70,183,963
		$120,607,776
Brokerage & Asset Managers – 3.2%
Blackstone, Inc.	482,187	$56,097,635
Charles Schwab Corp.	757,482	55,174,989
NASDAQ, Inc.	601,036	116,011,969
		$227,284,593
Business Services – 5.0%
Accenture PLC, “A”	290,371	$92,895,490
Amdocs Ltd.	1,013,691	76,746,546
Fidelity National Information Services, Inc.	961,863	117,039,490
Fiserv, Inc. (a)	625,693	67,887,690
		$354,569,216
Cable TV – 2.2%
Cable One, Inc.	21,060	$38,184,518
Comcast Corp., “A”	2,126,192	118,917,918
		$157,102,436
Chemicals – 0.6%
PPG Industries, Inc.	277,206	$39,643,230
Computer Software – 8.6%
Adobe Systems, Inc. (a)	215,582	$124,114,869
Microsoft Corp.	1,391,844	392,388,660
salesforce.com, inc. (a)	353,248	95,807,923
		$612,311,452
Computer Software - Systems – 2.3%
Apple, Inc.	1,180,301	$167,012,592
Construction – 1.7%
Masco Corp.	781,435	$43,408,714
Sherwin-Williams Co.	268,003	74,968,479
		$118,377,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
Colgate-Palmolive Co.	846,451	$63,974,767
Estee Lauder Cos., Inc., “A”	133,510	40,043,654
Kimberly-Clark Corp.	417,283	55,264,960
		$159,283,381
Containers – 1.7%
Ball Corp.	442,990	$39,855,811
Crown Holdings, Inc.	792,422	79,860,289
		$119,716,100
Electrical Equipment – 3.5%
AMETEK, Inc.	482,242	$59,802,830
Fortive Corp.	780,892	55,107,549
Johnson Controls International PLC	940,738	64,045,443
TE Connectivity Ltd.	516,079	70,816,360
		$249,772,182
Electronics – 2.8%
Analog Devices, Inc.	449,351	$75,257,305
Texas Instruments, Inc.	627,108	120,536,429
		$195,793,734
Energy - Independent – 1.2%
ConocoPhillips	1,248,797	$84,630,973
Food & Beverages – 1.7%
Danone S.A.	1,087,634	$74,236,391
Mondelez International, Inc.	813,242	47,314,420
		$121,550,811
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	1,080,422	$38,549,457
General Merchandise – 2.3%
Costco Wholesale Corp.	190,483	$85,593,536
Dollar General Corp.	363,665	77,147,893
		$162,741,429
Health Maintenance Organizations – 0.8%
Cigna Corp.	286,467	$57,339,235
Insurance – 1.0%
Chubb Ltd.	401,068	$69,577,277
Internet – 9.3%
Alphabet, Inc., “A” (a)	142,099	$379,904,519
Alphabet, Inc., “C” (a)	49,542	132,044,788
Facebook, Inc., “A” (a)	445,534	151,209,784
		$663,159,091
Leisure & Toys – 1.5%
Electronic Arts, Inc.	763,022	$108,539,880
Major Banks – 7.1%
Bank of America Corp.	4,151,209	$176,218,822
Goldman Sachs Group, Inc.	326,984	123,609,761
JPMorgan Chase & Co.	1,245,482	203,872,949
		$503,701,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	439,114	$115,056,650
Medical Equipment – 7.2%
Becton, Dickinson and Co.	464,573	$114,201,335
Danaher Corp.	383,475	116,745,129
Medtronic PLC	1,096,468	137,442,264
Thermo Fisher Scientific, Inc.	255,774	146,131,359
		$514,520,087
Network & Telecom – 1.3%
Equinix, Inc., REIT	116,079	$91,717,500
Other Banks & Diversified Financials – 5.0%
Mastercard, Inc., “A”	363,100	$126,242,608
Truist Financial Corp.	1,414,787	82,977,258
Visa, Inc., “A”	671,080	149,483,070
		$358,702,936
Pharmaceuticals – 5.6%
Eli Lilly & Co.	366,118	$84,591,564
Johnson & Johnson	911,686	147,237,289
Merck & Co., Inc.	1,281,337	96,241,222
Zoetis, Inc.	361,922	70,263,537
		$398,333,612
Railroad & Shipping – 1.4%
Canadian National Railway Co.	838,067	$96,922,449
Restaurants – 0.5%
Starbucks Corp.	308,689	$34,051,484
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	727,377	$49,454,362
Specialty Stores – 4.5%
Home Depot, Inc.	328,471	$107,823,890
Target Corp.	516,694	118,204,086
Tractor Supply Co.	473,614	95,958,933
		$321,986,909
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	517,196	$137,268,990
Trucking – 0.3%
Old Dominion Freight Line, Inc.	69,040	$19,744,059
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	458,901	$37,253,583
Total Common Stocks		$7,065,732,996
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.04% (v)	57,715,285	$57,715,285

Other Assets, Less Liabilities – 0.0%		3,145,121
Net Assets – 100.0%		$7,126,593,402

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $57,715,285 and $7,065,732,996, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,510,812,826	$—	$—	$6,510,812,826
France	—	250,688,110	—	250,688,110
Ireland	115,056,650	—	—	115,056,650
Canada	96,922,449	—	—	96,922,449
United Kingdom	—	92,252,961	—	92,252,961
Mutual Funds	57,715,285	—	—	57,715,285
Total	$6,780,507,210	$342,941,071	$—	$7,123,448,281
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,984,616	$511,655,421	$495,924,752	$—	$—	$57,715,285
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,674	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.